TAXES ON INCOME - Schedule of tax paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES ON INCOME - Schedule of tax paid (Details) [Line Items]
Domestic (Israel)	$ 1,857
Foreign:
Total	3,790	$ 5,784	$ 4,196
UNITED STATES
Foreign:
Foreign	707
BRAZIL
Foreign:
Foreign	637
Foreign Tax Jurisdiction, Other [Member]
Foreign:
Foreign	$ 589